SCHEDULE OF REVENUE BY RECOGNITION (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disaggregation of Revenue [Line Items]
Total	$ 1,883,254	$ 346,013
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total	1,818,083	326,793
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total	$ 65,171	$ 19,220